DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2016
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION [Text Block]
1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Helius Medical Technologies, Inc. (the “Company”) is engaged primarily in the medical technology industry focused on neurological wellness. The Company’s planned principal operations include the development, licensing and acquisition of unique and non-invasive platform technologies to amplify the brain’s ability to heal itself.  To date the Company has not generated any revenue.

The Company was incorporated in British Columbia, Canada, on March 13, 2014. On May 28, 2014, the Company completed a continuation via a plan of arrangement whereby the Company moved from being a corporation governed by the British Columbia Corporations Act to a corporation governed by the Wyoming Business Corporations Act. The Company’s head office is located in Newtown, Pennsylvania.

The Company is currently listed on the Toronto Stock Exchange (the “TSX”). The Company began trading on the Canadian Securities Exchange on June 23, 2014, under the ticker symbol “HSM”, and subsequently moved to the TSX on April 18, 2016. The Company also began trading on the OTCQB under the ticker symbol “HSDT” on February 10, 2015.

On June 13, 2014, the Company completed its acquisition of 100% of the issued and outstanding shares of Neurohabilitation Corporation (“Neuro”), a private company incorporated in Delaware, USA, on January 22, 2013. Prior to the transaction, the Company was a non-operating public shell company. Accordingly, for financial reporting purposes, this transaction was deemed to be a capital transaction in substance and recorded as a reverse recapitalization of Neuro whereby Neuro is deemed to be the continuing, surviving entity for accounting purposes, but through reorganization, has deemed to have adopted the capital structure of the Company. Because the acquisition was considered a reverse recapitalization for accounting purposes, the combined historical financial statements of Neuro became the historical financial statements and from the completion of the acquisition on June 13, 2014, the financial statements have been prepared on a consolidated basis. The assets and liabilities of Neuro have been brought forward at their book value and no goodwill has been recognized in connection with the transaction.

The Company had a wholly-owned subsidiary, 0995162 B.C. Ltd, which was dissolved on October 23, 2014. On December 17, 2014, Neuro incorporated a wholly-owned subsidiary, Helius Medical Technologies (Canada), Inc. (“Helius Canada”). The financial information is presented in United States Dollars.

Going Concern

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company has incurred a net loss of $6,881,812 for the fiscal year ended March 31, 2016 and, as of March 31, 2016, the Company has an accumulated deficit of $26,305,263. The Company has not generated any product revenues and has not achieved profitable operations. Until the Company generates a level of revenue to support its cost structure, the Company expects to continue to incur substantial operating losses and net cash outflows. There is no assurance that profitable operations will ever be achieved, and, if achieved, will be sustained on a continuing basis.

While the Company had cash and cash equivalents of $2,643,937 as of March 31, 2016, management does not believe these resources will be sufficient to meet the Company’s operating and capital needs for the ensuing fiscal year.

The Company intends to fund ongoing activities by utilizing current cash and cash equivalents and by raising additional capital through equity or debt financings. There can be no assurance that the Company will be successful in raising additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditure or sell certain assets, including intellectual property assets. This material uncertainty gives rise to substantial doubt about the Company’s ability to continue as a going concern.